Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2021		2020
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$64,730	--%	$54,202	--%
Passbook accounts	10	0.15	8	0.16
Savings accounts	1,828	0.20	1,570	0.20
Money market accounts	200,688	0.56	99,638	0.80
Certificate of deposit accounts	179,910	0.94	199,427	1.49
Total	$447,166	0.61%	$354,845	1.03%

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2022	$67,574
2023	63,532
2024	33,274
2025	9,710
2026	5,820
Total	$179,910